Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

15.    Related Party Transactions

As of December 31, 2022 and December 31, 2021, related party transactions consisted of Shareholder Promissory Notes (see Note 8 – Shareholder Promissory Notes).

As of December 31, 2022 and December 31, 2021, related party transactions consisted of Accounts Payables liability to board members for 2022 board compensation in the amount of $100,000 and $0, respectively.

Related Party Transactions

13. Related Party Transactions

As of September 30, 2023 and December 31, 2022, related party transactions consisted of Stockholder Promissory Notes (see Note 8 – Stockholder Promissory Notes in Item 1 – Financial Statements of Part I – Financial Information).